Accounts receivable - Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	$ 9,505	$ 7,436
Gross Carrying Amount | Trade receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	9,463	7,088
Gross Carrying Amount | Accrued contract revenue
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	761	742
Expected Credit Losses | Accounts Receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	$ (719)	$ (394)	$ (1,049)	$ (1,181)